Voya Solution 2025 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 12.2%
82,153	iShares 20+ Year Treasury Bond ETF	$10,850,768	1 .9
115,031	Vanguard Emerging Markets ETF	5,306,380	0 .9
116,985	Vanguard FTSE Developed Markets ETF	5,618,790	1 .0
165,064	Vanguard Russell 1000 Growth ETF	11,778,967	2 .1
63,672	Vanguard S&P 500 ETF	26,434,704	4 .7
59,358	Vanguard Value ETF	8,771,925	1 .6

	Total Exchange-Traded Funds
	(Cost $62,916,226)	68,761,534	12 .2

MUTUAL FUNDS: 87.7%
	Affiliated Investment Companies: 87.7%
1,936,878	Voya Global Bond Fund - Class R6	16,424,728	2 .9
14,477,501	Voya Intermediate Bond Fund - Class R6	138,404,914	24 .6
2,018,068	Voya Multi-Manager Emerging Markets Equity Fund - Class I	20,644,840	3 .7
2,650,577	Voya Multi-Manager International Equity Fund - Class I	26,929,863	4 .8
5,402,112	Voya Multi-Manager International Factors Fund - Class I	50,293,666	9 .0
842,294	Voya Multi-Manager Mid Cap Value Fund - Class I	8,574,557	1 .5
2,231,784	Voya U.S. High Dividend Low Volatility Fund - Class R6	26,111,874	4 .6
2,628,989	Voya U.S. Stock Index Portfolio - Class I	54,814,429	9 .8
4,661,379	VY® BrandywineGLOBAL - Bond Portfolio - Class I	50,809,027	9 .0
592,227	VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	11,690,561	2 .1
1,789,673	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	57,269,524	10 .2
666,656	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	8,646,523	1 .5
220,695	VY® T. Rowe Price Growth Equity Portfolio - Class I	22,250,471	4 .0

	Total Mutual Funds
	(Cost $504,073,940)	492,864,977	87 .7

	Total Investments in Securities (Cost $566,990,166)	$561,626,511	99 .9
	Assets in Excess of Other Liabilities	417,856	0 .1
	Net Assets	$562,044,367	100 .0

Voya Solution 2025 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$68,761,534	$–	$–	$68,761,534
Mutual Funds	492,864,977	–	–	492,864,977
Total Investments, at fair value	$561,626,511	$–	$–	$561,626,511
Liabilities Table
Other Financial Instruments+
Futures	$(770,579)	$–	$–	$(770,579)
Total Liabilities	$(770,579)	$–	$–	$(770,579)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At March 31, 2022, the following futures contracts were outstanding for Voya Solution 2025 Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
90-Day Eurodollar	45	06/13/22	$11,077,875	$(12,766)
			$11,077,875	$(12,766)
Short Contracts:
MSCI EAFE Index	(53)	06/17/22	(5,682,660)	(299,807)
MSCI Emerging Markets Index	(99)	06/17/22	(5,571,225)	(458,006)
			$(11,253,885)	$(757,813)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 3/31/2022	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Global Bond Fund - Class R6	$18,139,252	$258,026	$(619,297)	$(1,353,253)	$16,424,728	$160,938	$(32,711)	$-
Voya High Yield Bond Fund - Class R6	30,835,364	129,047	(29,418,976)	(1,545,435)	-	125,415	752,693	-
Voya Intermediate Bond Fund - Class R6	128,175,110	24,264,734	(4,571,594)	(9,463,336)	138,404,914	796,628	(208,460)	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	23,440,922	1,082,814	(738,814)	(3,140,082)	20,644,840	-	(6,321)	-
Voya Multi-Manager International Equity Fund - Class I	29,947,377	1,252,069	(753,697)	(3,515,886)	26,929,863	-	120,839	-
Voya Multi-Manager International Factors Fund - Class I	54,811,137	297,478	(1,932,141)	(2,882,808)	50,293,666	-	2,875	-
Voya Multi-Manager Mid Cap Value Fund - Class I	9,492,954	48,543	(396,016)	(570,924)	8,574,557	-	79,923	-
Voya U.S. High Dividend Low Volatility Fund - Class R6	28,326,919	215,826	(1,964,638)	(466,233)	26,111,874	-	(59,955)	-
Voya U.S. Stock Index Portfolio - Class I	59,785,292	453,068	(1,922,220)	(3,501,711)	54,814,429	-	674,326	-
VY® BrandywineGLOBAL - Bond Portfolio - Class I	60,808,246	5,031,378	(12,941,335)	(2,089,262)	50,809,027	-	405,216	-
VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	12,179,759	721,532	(387,176)	(823,554)	11,690,561	-	(41,469)	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	61,804,860	323,620	(2,548,209)	(2,310,747)	57,269,524	-	452,533	-
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	8,947,441	1,093,196	(227,454)	(1,166,660)	8,646,523	-	31,826	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	30,033,341	3,974,087	(5,614,038)	(6,142,919)	22,250,471	-	1,233,114	-
	$556,727,974	$39,145,418	$(64,035,605)	$(38,972,810)	$492,864,977	$1,082,981	$3,404,429	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $574,294,431.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$22,140,598
Gross Unrealized Depreciation	(35,579,097)
Net Unrealized Depreciation	$(13,438,499)